Share Capital and Reserves (Narrative) (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2020 CAD ($) shares	Jan. 31, 2020 CAD ($) shares $ / shares	Jul. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Jan. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Proceeds from common share				$ 38,353,487	$ 21,045,000
Stock option, granted | shares				3,830,306	1,921,424
Weighted average exercise price | $ / shares				$ 0.74	$ 0.76
Stock option, Exercise | shares				2,325,000	355,000
Proceeds from Stock options				$ 1,715,250	$ 269,350
Stock option, Expired | shares				1,195,664	545,000
Stock option expense				$ 1,231,724	$ 1,918,737
Issuance costs				$ 1,476,702	$ 1,751,571
Officers and directors [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares		927,276		292,740	664,730
Option term		Certain RSUs issued to officers of the Company vest one-third every year. The directors of the Company, who have been granted RSUs, have the entitlement to have one-third of the grant vest every year. However, the RSUs will vest only when the director’s position on the Board has been terminated.			Certain RSUs issued to officers of the Company vest either one-third every year or approximately three years from the grant date. The directors of the Company, who have been granted RSUs, have the entitlement to have one-third of the grant vest every year. However, the RSUs will vest only when the director’s position on the Board has been terminated.
Fair value of stock options		$ 973,640		$ 266,393	$ 1,156,630
Vesting of restricted share units [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares		144,045				113,208
Price per share | $ / shares						$ 2.11
Weighted average exercise price | $ / shares		$ 1.98
Underwritten public offering financing [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares			17,250,000
Price per share | $ / shares			$ 1.22
Proceeds from common share			$ 21,045,000
Net of cash commissions and expenses			$ 1,751,571
Stock Option [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares				325,000	355,000
Stock option, granted | shares				3,830,306	1,921,424
Stock option, Exercise | shares				325,000	355,000
Proceeds from Stock options					$ 269,350
Fair value of stock options				$ 1,137,027	$ 216,991
Stock option, Expired | shares				1,195,664	545,000
Fair value transferred from reserves to deficit				$ 1,071,980	$ 579,937
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares	6,619,191			1,000,000
Proceeds from common share	$ 6,950,150			$ 854,000
Issuance costs				$ 7,614
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares				292,740
Price per share | $ / shares				$ 0.91
At-the-market equity program [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares				30,097,478
Proceeds from common share				$ 30,549,337
Net of cash commissions and expenses				$ 1,469,088
Stock Option One [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares				2,140,306	1,821,424
Weighted average exercise price | $ / shares				$ 1.05	$ 1.74
Fair value of stock options				$ 998,552	$ 1,534,992
Stock Option Two [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares				40,000	50,000
Weighted average exercise price | $ / shares				$ 1.02	$ 1.49
Fair value of stock options				$ 16,780	$ 32,998
Stock Option Three [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares				1,400,000	50,000
Weighted average exercise price | $ / shares				$ 0.854	$ 1.20
Fair value of stock options				$ 599,397	$ 28,802
Restricted Share Unit (RSU) [Member]
Disclosure of classes of share capital [line items]
Stock option, Cancelled | shares					155,284
Fair value transferred from reserves to deficit					$ 68,072
Stock option expense				$ 1,246,676	$ 918,339
Common Stock reserved for issue | shares				6,746,579
Stock Option Four [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares				200,000
Weighted average exercise price | $ / shares				$ 0.854
Fair value of stock options				$ 85,628
Stock Option Five [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares				50,000
Weighted average exercise price | $ / shares				$ 0.91
Fair value of stock options				$ 20,607